EQUITY INVESTMENTS	12 Months Ended
Sep. 30, 2013
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments Disclosure [Text Block]
10.	EQUITY INVESTMENTS

Equity investments consist of the following:
	September 30,
	2012	2013
	RMB	RMB

Equity method investment	3,712	6,173
Cost method investment	18,721	18,721
	22,433	24,894

Liyu

The Company owns 30% equity interest in Liyu and accounts for the investment in Liyu under the equity method. For the years ended September 30, 2011, 2012 and 2013, the Company recorded its pro-rata share of earnings in Liyu of RMB2,954, RMB4,030 and RMB5,161 respectively. The Company also received dividends of RMB2,467, RMB2,100 and RMB2,700 respectively from Liyu for each of the years ended September 30, 2011, 2012 and 2013. The dividend received was accounted for as a reduction in equity investments.

A summary of the financial information of Liyu is set forth below:

Balance sheets:	September 30,
	2012	2013
	RMB	RMB

Current assets	14,091	15,187
Non-current assets	5,783	8,296
Total assets	19,874	23,483
Current and total liabilities	(7,275)	(2,678)
Total shareholders’ equity	12,599	20,805

	Year ended
Operating results:	September 30,
	2011	2012	2013
	RMB	RMB	RMB

Revenue	19,027	19,038	27,125
Income from operations	11,304	11,818	16,653
Net income	9,845	13,434	17,206

Jinong

As of September 30, 2011, the Company owns 23% equity interest in Jinong and accounts for equity method investment.  For the year ended September 30, 2011, the Company recorded its pro-rata share of losses in Jinong of RMB1,345.  In 2012, one shareholder of Jinong increased its investment in Jinong’s shares, the equity interests held by the Company reduced to 17.94% and considered no longer having significant influence to Jinong.  Therefore, the investment in Jinong was accounted for the cost method investment as of September 30, 2012 and 2013.